Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2017
Operating Loss Carryforwards [Line Items]
Income tax expense
Unrecognized tax benefits	0		0		$ 0
Theralink Technologies Inc [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense
Unrecognized tax benefits	0	0	0	0	0		0
Operating loss carryforward	60,144,437		60,144,437		60,144,437				$ 8,050,201
Change in valuation allowance					2,447,883		1,722,090
Total net tax effected loss carry-forwards	15,415,019	$ 12,967,136	15,415,019	$ 12,967,136	$ 15,415,019		$ 12,967,136
Tax year descriptions					expire in 2037
Theralink Technologies Inc [Member] | Acts Effective Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 7,364,818		$ 7,364,818		$ 7,364,818
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward						37,000,000.0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward						$ 39,300,000